PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	¥ 3,318,168	¥ 2,740,884	¥ 2,104,724
Net income/(loss) for the year	75,643	85,851	42,271
Total comprehensive income/(loss)	97,472	103,358	42,586
Comprehensive income/(loss) attributable to non-controlling interests	12,193	13,809	7,749
Marketing Company [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	1,710,428	1,408,523	1,099,680
Net income/(loss) for the year	19,902	18,582	22,415
Total comprehensive income/(loss)	22,418	18,439	21,149
Comprehensive income/(loss) attributable to non-controlling interests	8,110	6,822	7,205
Dividends paid to non-controlling interests	3,453	7,064	2,766
SIPL
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	3,308	2,166	2,017
Net income/(loss) for the year	2,576	1,429	1,160
Total comprehensive income/(loss)	6,438	1,045	(720)
Comprehensive income/(loss) attributable to non-controlling interests	2,659	579	(287)
Dividends paid to non-controlling interests	0	0	316
Shanghai Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	82,443	89,198	74,624
Net income/(loss) for the year	(2,842)	2,077	656
Total comprehensive income/(loss)	(2,665)	2,218	645
Comprehensive income/(loss) attributable to non-controlling interests	(1,318)	1,101	325
Dividends paid to non-controlling interests	548	541	649
Fujian Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	4,931	5,549	4,871
Net income/(loss) for the year	(1,925)	951	243
Total comprehensive income/(loss)	(1,925)	951	243
Comprehensive income/(loss) attributable to non-controlling interests	(962)	476	121
Dividends paid to non-controlling interests	333	64	150
Sinopec Kantons [member]
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	529	528	1,064
Net income/(loss) for the year	346	871	2,047
Total comprehensive income/(loss)	734	677	1,814
Comprehensive income/(loss) attributable to non-controlling interests	291	268	707
Dividends paid to non-controlling interests	169	164	175
Gaoqiao Petrochemical
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	69,298	46,506	40,566
Net income/(loss) for the year	3,157	3,536	902
Total comprehensive income/(loss)	3,161	3,677	1,342
Comprehensive income/(loss) attributable to non-controlling interests	1,423	1,655	604
Dividends paid to non-controlling interests	984	256	1,759
Sinopec-SK (Wuhan) Petrochemical Company Limited ("Sinopec-SK")
Disclosure of summarized consolidated statement of comprehensive income [line items]
Operating revenues	57,857	50,208	28,702
Net income/(loss) for the year	(1,101)	1,606	(920)
Total comprehensive income/(loss)	(1,101)	1,606	(920)
Comprehensive income/(loss) attributable to non-controlling interests	(451)	659	(377)
Dividends paid to non-controlling interests	¥ 397	¥ 0	¥ 0